Net Loss per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share		91,578,628	92,238,119	64,389,968	14,811,182
Convertible promissory notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share		1,167,779			673,738
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share		252,099		1,134,058	1,623,553
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	27,019,861	8,803,305	11,388,776